Drilling rigs, drillships, machinery and equipment, net	6 Months Ended
Jun. 30, 2014
Drilling Rigs, Drillships, Machinery And Equipment, Net [Abstract]
Drilling rigs, drillships, machinery and equipment, net
6. Drilling rigs, drillships, machinery and equipment, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Cost	Accumulated Depreciation	Net Book Value
Balance December 31,2013	$6,578,940	$(801,915)	$5,777,025
Additions / Transfer from drillships under construction	746,126	-	746,126
Depreciation	-	(156,850)	(156,850)
Balance June 30,2014	$7,325,066	$(958,765)	$6,366,301

As of June 30, 2014, all of the Company's operating drilling rigs and drillships have been pledged as collateral to secure bank loans, the Company's 6.50% senior secured notes due 2017 and the term loan B facility (Note 8).